Interest-Bearing Loans and Borrowings - Annual Loan Principal Payments (Table) (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Disclosure of performance obligations [line items]
Bank borrowings, undiscounted cash flows	$ 698,037
2023 [member]
Disclosure of performance obligations [line items]
Bank borrowings, undiscounted cash flows	80,044
2024 [member]
Disclosure of performance obligations [line items]
Bank borrowings, undiscounted cash flows	76,346
2025 [member]
Disclosure of performance obligations [line items]
Bank borrowings, undiscounted cash flows	541,306
2026 [member]
Disclosure of performance obligations [line items]
Bank borrowings, undiscounted cash flows	$ 341